Quarterly Report
March 31, 2023
Elfun Tax-Exempt Income Fund

Elfun Tax-Exempt Income Fund
Quarterly Report
March 31, 2023

Page
Schedule of Investments	1
Notes to Schedule of Investments	7

Elfun Tax-Exempt Income Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Principal Amount	Fair Value
Municipal Bonds and Notes - 98.8% †
Alabama - 0.4%
Auburn University, AL Revenue
4.00% 06/01/41	$2,000,000	$2,003,701
Bessemer Governmental Utility Services Corp., AL Revenue (BAM Insured)
5.00% 06/01/30	2,070,000	2,270,513
		4,274,214
Alaska - 0.1%
Municipality of Anchorage, AK GO,
4.00% 09/01/40	1,525,000	1,536,081
Arizona - 1.7%
Arizona Board of Regents, AZ Revenue
5.00% 07/01/40	1,145,000	1,296,312
Arizona State University, AZ Revenue
5.00% 07/01/41	1,000,000	1,036,470
City of Mesa Utility System, AZ Revenue
5.00% 07/01/43	1,500,000	1,623,233
City of Phoenix Civic Improvement Corp., AZ Revenue
5.00% 07/01/42	1,665,000	1,713,588
City of Phoenix Civic Improvement Corp., AZ Revenue (NPFG Insured)
5.50% 07/01/23 - 07/01/24	7,260,000	7,409,275
University of Arizona, AZ Revenue
5.00% 06/01/46	5,000,000	5,226,987
		18,305,865
Arkansas - 0.4%
University of Arkansas, AR Revenue
5.00% 11/01/46 - 11/01/47	3,580,000	3,774,356
California - 7.4%
California Health Facilities Financing Authority, CA Revenue
5.00% 11/15/49	5,000,000	5,130,938
California State Public Works Board, CA Revenue
5.25% 09/01/29	10,160,000	10,265,760
California State University, CA Revenue
4.00% 11/01/45	2,500,000	2,507,788
Chabot-Las Positas Community College District, CA GO,
3.00% 08/01/37	2,900,000	2,675,743
City of Los Angeles Department of Airports, CA Revenue
5.00% 05/15/26 (a)	760,000	804,569
5.00% 05/15/36 - 05/15/44	5,855,000	6,309,175
City of Los Angeles Wastewater System, CA Revenue
5.00% 06/01/48	10,000,000	10,720,475
Fresno Unified School District, CA GO,
4.00% 08/01/47 (b)	5,000,000	5,102,589
Los Angeles Department of Water & Power, CA Revenue
5.00% 07/01/48	5,500,000	5,877,584
Mount San Antonio Community College District, CA GO,
4.00% 08/01/49	3,000,000	3,016,562
Sacramento Municipal Utility District, CA Revenue
4.00% 08/15/45	1,565,000	1,577,670
San Francisco City & County Airport Comm-San Francisco International Airport, CA Revenue
5.00% 05/01/49	1,350,000	1,440,890
State of California Department of Water Resources, CA Revenue
5.00% 12/01/29 (b)	8,120,000	8,455,430
State of California, CA GO,
5.00% 09/01/30 - 08/01/46	8,035,000	9,177,499
5.00% 12/01/43 (b)	450,000	457,137
Twin Rivers Unified School District, CA GO, (BAM Insured)
5.00% 08/01/25	500,000	530,224
University of California, CA Revenue
5.00% 05/15/38	4,000,000	4,011,138
		78,061,171
Colorado - 2.1%
Board of Governors of Colorado State University System, CO Revenue
4.00% 03/01/43	1,000,000	985,342
City & County of Denver Dedicated Excise Tax, CO Revenue
4.00% 08/01/46	2,485,000	2,450,883
City of Colorado SpringsVUtilities System Revenue, CO
4.00% 11/15/30	1,000,000	1,018,437
5.00% 11/15/42 - 11/15/47	3,000,000	3,197,097
	Principal Amount	Fair Value
Colorado Health Facilities Authority, CO Revenue
5.00% 06/01/47 (b)	$1,750,000	$1,932,057
Regional Transportation District, CO Revenue
4.25% 11/01/36	3,405,000	3,764,621
5.00% 11/01/29	7,925,000	9,193,381
		22,541,818
Connecticut - 4.1%
Connecticut State Health & Educational Facilities Authority, CT Revenue
5.00% 07/01/46	6,500,000	6,663,883
South Central Connecticut Regional Water Authority, CT Revenue
5.00% 08/01/27 - 08/01/28 (b)	2,195,000	2,212,176
State of Connecticut Clean Water Fund - State Revolving Fund, CT Revenue
5.00% 05/01/37	7,000,000	7,536,638
State of Connecticut, CT GO,
4.00% 08/01/33	1,000,000	1,023,380
5.00% 01/15/26 - 08/15/32	1,700,000	1,756,390
State of Connecticut, CT Special Tax Revenue
5.00% 10/01/27 - 10/01/36	23,325,000	23,875,036
		43,067,503
Delaware - 1.4%
Delaware Transportation Authority, DE Revenue
3.00% 07/01/28	2,000,000	2,018,376
5.00% 06/01/45 - 06/01/55	7,680,000	7,866,521
State of Delaware, DE GO,
3.50% 03/01/33	2,000,000	2,022,062
5.00% 02/01/30	2,745,000	3,226,984
		15,133,943
District of Columbia - 4.3%
District of Columbia Water & Sewer Authority, DC Revenue
4.00% 10/01/38	2,185,000	2,207,930
5.00% 10/01/47	2,000,000	2,194,731
District of Columbia Water & Sewer Authority, DC Revenue, Series B
5.00% 10/01/49	1,045,000	1,106,405
District of Columbia, DC GO,
4.00% 06/01/35 - 10/15/44	10,485,000	10,612,293
5.00% 06/01/38	3,000,000	3,061,067
District of Columbia, DC Revenue
4.00% 05/01/45	1,500,000	1,501,153
5.00% 04/01/42 (b)	6,250,000	6,887,329
Metropolitan Washington Airports Authority Aviation, DC Revenue
5.00% 10/01/25 - 10/01/47	2,130,000	2,192,262
Metropolitan Washington Airports Authority Dulles Toll Road, DC Revenue
5.00% 10/01/44	5,000,000	5,273,503
Washington Convention & Sports Authority, DC Revenue
5.00% 10/01/28	310,000	349,556
Washington Convention & Sports Authority, DC Tax Allocation Revenue.,
5.00% 10/01/29	750,000	857,569
Washington Metropolitan Area Transit Authority Dedicated Revenue, DC
5.00% 07/15/37	500,000	585,804
Washington Metropolitan Area Transit Authority, DC Revenue
5.00% 07/01/34 - 07/01/43	8,375,000	8,981,356
		45,810,958
Florida - 3.9%
Broward County Water & Sewer Utility, FL Revenue
4.00% 10/01/44	1,300,000	1,304,251
City of Fort Lauderdale Water & Sewer, FL Revenue
4.00% 09/01/41	1,000,000	1,010,360
City of Lakeland Department of Electric Utilities, FL Revenue (AGM Insured)
5.25% 10/01/29	825,000	975,581
City of Tampa Water & Wastewater System, FL Revenue, Series A
5.25% 10/01/57	2,000,000	2,252,685
County of Broward Port Facilities, FL Revenue
4.00% 09/01/38	1,000,000	1,001,383
5.00% 09/01/26	500,000	534,380

See Notes to Schedule of Investments.
Elfun Tax-Exempt Income Fund	1

Elfun Tax-Exempt Income Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Principal Amount	Fair Value
County of Hillsborough Utility, FL Revenue
4.00% 08/01/31	$3,215,000	$3,502,824
County of Miami-Dade Aviation, FL Revenue
4.00% 10/01/39	1,675,000	1,693,826
5.00% 10/01/36	2,000,000	2,013,175
County of Miami-Dade Seaport Department, FL Revenue (AGM Insured)
4.00% 10/01/40	3,000,000	3,001,649
County of Miami-Dade Seaport Department, FL Revenue
5.00% 10/01/38	500,000	541,772
County of Miami-Dade Seaport, FL Revenue (AGM Insured)
4.00% 10/01/49	3,290,000	3,181,551
County of Miami-Dade Transit System, FL Revenue
4.00% 07/01/45	1,290,000	1,273,663
County of Miami-Dade Water & Sewer System, FL Revenue
4.00% 10/01/37	4,705,000	4,759,525
5.00% 10/01/43	5,000,000	5,332,801
Hillsborough County Aviation Authority, FL Revenue, Series A
5.00% 10/01/29	2,510,000	2,787,578
Martin County Health Facilities Authority, FL Revenue
4.00% 01/01/46	5,000,000	4,819,742
State of Florida Department of Transportation, FL Revenue
5.00% 07/01/38 (a)	1,000,000	1,156,410
State of Florida, FL GO,
5.00% 06/01/26	520,000	563,372
		41,706,528
Georgia - 5.4%
City of Atlanta Airport Passenger Facility Charge, GA Revenue
4.00% 07/01/38	1,000,000	998,075
5.00% 01/01/34	3,500,000	3,551,356
City of Atlanta Water & Wastewater, GA Revenue
5.00% 11/01/28 - 11/01/41	7,500,000	7,953,964
5.25% 11/01/30 (b)	5,690,000	5,777,014
City of Atlanta Water & Wastewater, GA Revenue (AGM Insured)
5.75% 11/01/30	4,500,000	5,548,378
County of DeKalb Water & Sewerage, GA Revenue
5.00% 10/01/45	2,000,000	2,237,589
Development Authority of Gwinnett County, GA Revenue
5.00% 07/01/37 - 07/01/40	9,325,000	9,738,628
Metropolitan Atlanta Rapid Transit Authority, GA Revenue, Series B
5.00% 07/01/35	1,000,000	1,066,707
Municipal Electric Authority of Georgia, GA Revenue
5.00% 01/01/35	5,500,000	5,648,703
Private Colleges & Universities Authority, GA Revenue
4.00% 10/01/38 - 10/01/46	3,855,000	3,853,945
State of Georgia, GA GO,
4.00% 07/01/36	10,000,000	10,517,863
		56,892,222
Hawaii - 0.5%
State of Hawaii, HI GO,
5.00% 01/01/36	4,850,000	5,406,640
Illinois - 2.5%
Chicago O'Hare International Airport, IL Revenue
5.00% 01/01/38 - 01/01/48	10,605,000	11,017,741
5.25% 01/01/42	8,000,000	8,352,478
Cook County Community College District No. 508, IL GO,
5.13% 12/01/38	1,000,000	1,001,617
Illinois State Toll Highway Authority, IL Revenue
4.00% 01/01/44	1,345,000	1,330,575
5.00% 01/01/46	500,000	541,211
State of Illinois, IL GO,
5.00% 11/01/26 - 10/01/30	3,900,000	4,226,649
		26,470,271
Indiana - 0.8%
Indiana Finance Authority, IN Revenue, Series B
5.25% 10/01/52	2,000,000	2,189,193
Indianapolis Local Public Improvement Bond Bank, IN Revenue
4.00% 02/01/44	6,500,000	6,508,339
		8,697,532
	Principal Amount	Fair Value
Iowa - 0.2%
Cedar Rapids Community School District Infrastructure Sales Services & Use Tax, IA Revenue (AGM Insured)
4.00% 07/01/34	$1,055,000	$1,137,528
State of Iowa Board of Regents, IA Revenue
3.00% 09/01/30	1,000,000	1,019,968
		2,157,496
Kansas - 0.1%
Johnson County Unified School District No. 512 Shawnee Mission, KS GO,
5.00% 10/01/38	500,000	581,291
Kentucky - 1.3%
Kentucky State Property & Building Commission, KY Revenue
5.00% 02/01/33 - 04/01/37	11,705,000	12,418,722
Louisville Water Co., KY Revenue
3.00% 11/15/34	1,000,000	964,659
		13,383,381
Louisiana - 0.1%
Lafayette Parish School Board Sale Tax, LA Revenue
5.00% 04/01/38	500,000	571,089
Maine - 0.4%
Maine Health & Higher Educational Facilities Authority, ME Revenue
5.00% 07/01/48	1,990,000	2,110,974
Maine Municipal Bond Bank, ME Revenue
5.00% 09/01/26	500,000	541,314
Maine Turnpike Authority, ME Revenue
4.00% 07/01/45	2,000,000	1,997,888
		4,650,176
Maryland - 3.2%
City of Baltimore, MD Revenue
4.00% 07/01/44	3,130,000	3,132,000
5.00% 07/01/35 - 07/01/46	15,155,000	15,816,175
5.00% 07/01/38 (b)	9,375,000	9,544,386
County of Anne Arundel, MD GO,
5.00% 10/01/47	1,000,000	1,063,717
County of Baltimore, MD GO,
4.00% 02/01/31	1,580,000	1,595,006
County of Prince George's, MD GO,
4.00% 07/15/31	1,000,000	1,093,877
State of Maryland Department of Transportation, MD Revenue
4.00% 12/01/29	1,140,000	1,196,967
		33,442,128
Massachusetts - 2.3%
Commonwealth of Massachusetts, MA GO,
4.00% 09/01/42 - 05/01/44	3,005,000	3,008,122
5.25% 09/01/43 - 01/01/44	12,525,000	13,686,383
Massachusetts Development Finance Agency, MA Revenue
4.00% 06/01/49 (b)	1,000,000	1,102,626
Massachusetts School Building Authority, MA Revenue
4.00% 11/15/35	1,990,000	2,032,086
Massachusetts Water Resources Authority, MA Revenue
5.00% 08/01/32 (b)	4,140,000	4,172,396
		24,001,613
Michigan - 0.8%
Michigan Finance Authority, MI Revenue
5.00% 11/01/31	1,395,000	1,554,028
State of Michigan, MI Revenue
5.00% 03/15/27	4,415,000	4,849,532
University of Michigan, MI Revenue
5.00% 04/01/46 (b)	1,000,000	1,079,252
Warren Consolidated Schools, MI GO,
5.00% 05/01/35	715,000	754,703
		8,237,515
Minnesota - 2.5%
City of Minneapolis, MN GO,
3.00% 12/01/34	1,315,000	1,292,679
City of Rochester, MN Revenue
4.00% 11/15/48	5,330,000	5,277,628

See Notes to Schedule of Investments.
2	Elfun Tax-Exempt Income Fund

Elfun Tax-Exempt Income Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Principal Amount	Fair Value
City of St Paul Sales & Use Tax, MN Revenue
5.00% 11/01/31	$1,400,000	$1,445,142
City of St. Paul Sales & Use Tax Revenue, MN
4.00% 12/01/45 (a)	5,000,000	5,081,183
Cloquet Independent School District No 94, MN GO,
4.00% 02/01/36	1,675,000	1,700,053
County of St. Louis, MN GO,
3.00% 12/01/31	1,545,000	1,552,985
Dover & Eyota Independent School District No 533, MN GO,
4.00% 02/01/40	1,285,000	1,313,863
Maple River Independent School District No 2135, MN GO,
5.00% 02/01/28	750,000	844,642
Minneapolis-St Paul Metropolitan Airports Commission, MN Revenue
5.00% 01/01/25	1,000,000	1,014,127
University of Minnesota, MN Revenue
5.00% 09/01/39	4,350,000	4,677,586
Virginia Independent School District No 706, MN GO,
5.00% 02/01/30	2,500,000	2,765,149
		26,965,037
Missouri - 0.8%
City of Kansas City Sanitary Sewer System, MO Revenue
4.00% 01/01/40	1,725,000	1,731,916
Health & Educational Facilities Authority of the State of Missouri, MO Revenue
4.00% 11/15/48	2,200,000	2,039,391
Metropolitan St Louis Sewer District, MO Revenue
5.00% 05/01/45 (b)	480,000	504,175
5.00% 05/01/45 - 05/01/46	2,520,000	2,655,897
St. Louis County School District C-2 Parkway, MO
4.00% 03/01/39	1,395,000	1,423,862
St. Louis School District, MO GO, (AGM Insured)
5.00% 04/01/36 (a)	500,000	574,271
		8,929,512
Nebraska - 0.1%
Omaha Public Power District, NE Revenue
5.00% 02/01/35	500,000	590,380
New Hampshire - 0.0% *
New Hampshire Business Finance Authority, NH Revenue
5.00% 08/15/27	250,000	274,005
New Jersey - 6.2%
New Jersey Economic Development Authority, NJ Revenue
5.00% 06/15/41 (b)	7,250,000	7,905,889
5.00% 06/15/43	4,500,000	4,707,993
5.25% 06/15/40 (b)	220,000	233,188
New Jersey Educational Facilities Authority, NJ Revenue
5.50% 09/01/30 - 09/01/33	14,700,000	15,883,595
New Jersey Health Care Facilities Financing Authority, NJ Revenue (AGM Insured)
4.13% 07/01/38	6,215,000	6,221,063
New Jersey Transportation Trust Fund Authority, NJ Revenue
5.00% 12/15/34 - 06/15/45	7,250,000	7,722,177
5.25% 06/15/32	500,000	588,269
New Jersey Turnpike Authority, NJ Revenue
4.00% 01/01/35	1,090,000	1,100,227
5.00% 01/01/28 - 01/01/45	14,400,000	14,842,709
New Jersey Turnpike Authority, NJ Revenue, Series G
4.00% 01/01/43	5,000,000	5,001,537
State of New Jersey, NJ GO,
2.00% 06/01/34	1,000,000	850,422
		65,057,069
New York - 10.2%
City of New York, NY GO,
5.00% 08/01/26	1,500,000	1,629,336
Hudson Yards Infrastructure Corp., NY Revenue (AGM Insured)
4.00% 02/15/47	5,830,000	5,641,261
Hudson Yards Infrastructure Corp., NY Revenue
5.00% 02/15/39 - 02/15/45	11,000,000	11,644,178
Metropolitan Transportation Authority, NY Revenue (AGM Insured)
4.00% 11/15/49	5,000,000	4,725,782
Metropolitan Transportation Authority, NY Revenue
5.00% 11/15/37	2,960,000	3,064,603
5.25% 11/15/55	1,000,000	1,047,662
	Principal Amount	Fair Value
New York City Municipal Water Finance Authority, NY Revenue
5.00% 06/15/49	$6,460,000	$6,897,538
New York City Transitional Finance Authority Building Aid, NY Revenue
5.00% 07/15/36	6,000,000	6,590,506
New York City Transitional Finance Authority Future Tax Secured, NY Revenue
4.00% 11/01/42	4,650,000	4,619,064
5.00% 02/01/41 - 02/01/43	17,500,000	18,263,868
New York Liberty Development Corp., NY Revenue
3.00% 09/15/43	2,000,000	1,659,863
New York Power Authority, NY Revenue
4.00% 11/15/50	1,775,000	1,717,987
New York State Dormitory Authority, NY Revenue
4.00% 08/01/38 - 03/15/47	6,500,000	6,423,489
5.00% 03/15/39 - 03/15/45	18,500,000	19,743,047
5.00% 07/01/46 (b)	4,000,000	4,434,530
New York State Dormitory Authority, NY Revenue (BAM Insured)
4.25% 10/01/51	610,000	612,174
Port Authority of New York & New Jersey, NY Revenue
5.00% 01/15/36 - 09/01/48	6,760,000	7,237,743
Triborough Bridge & Tunnel Authority, NY Revenue
5.00% 11/15/24	500,000	520,080
Utility Debt Securitization Authority, NY Revenue
5.00% 12/15/40	1,000,000	1,086,674
		107,559,385
North Carolina - 1.0%
County of Wake, NC GO,
3.50% 04/01/32	3,305,000	3,334,930
Greater Asheville Regional Airport Authority, NC Revenue (AGM Insured)
5.00% 07/01/27	550,000	587,450
North Carolina Capital Facilities Finance Agency, NC Revenue
4.00% 10/01/44	2,000,000	2,021,816
Orange Water & Sewer Authority, NC Revenue
4.00% 07/01/29	1,060,000	1,079,288
University of North Carolina at Charlotte, NC Revenue
5.00% 10/01/47	3,545,000	3,739,170
		10,762,654
North Dakota - 0.0% *
City of Grand Forks, ND Revenue
5.00% 12/01/27	250,000	264,004
Ohio - 5.1%
City of Cleveland, OH GO,
5.00% 12/01/29	1,250,000	1,330,202
City of Columbus, OH GO,
5.00% 07/01/26 - 08/15/30 (b)	13,055,000	13,139,454
City of Toledo Water System, OH Revenue
5.00% 11/15/27 - 11/15/28 (b)	2,000,000	2,005,453
5.00% 11/15/31	1,000,000	1,175,420
County of Summit, OH GO,
5.00% 12/01/43	1,000,000	1,119,007
Dublin City School District, OH GO,
4.00% 12/01/30	1,010,000	1,096,556
Northeast Ohio Regional Sewer District, OH Revenue
3.00% 11/15/34	1,385,000	1,355,638
4.00% 11/15/43	7,550,000	7,559,667
5.00% 11/15/38 (b)	12,000,000	12,031,326
Ohio Higher Educational Facility Commission, OH Revenue
4.00% 10/01/47	750,000	719,427
Ohio Turnpike & Infrastructure Commission, OH Revenue
5.00% 02/15/51	5,460,000	5,942,555
Ohio Water Development Authority Water Pollution Control Loan Fund, OH Revenue, Series A
4.00% 12/01/46	1,000,000	1,000,796
University of Cincinnati, OH Revenue
5.00% 06/01/45	3,500,000	3,657,640
Worthington City School District, OH GO,
5.00% 12/01/43	1,370,000	1,540,549
		53,673,690
Oklahoma - 1.0%
City of Oklahoma City, OK GO,
4.00% 03/01/38	1,000,000	1,034,495

See Notes to Schedule of Investments.
Elfun Tax-Exempt Income Fund	3

Elfun Tax-Exempt Income Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Principal Amount	Fair Value
Oklahoma Capitol Improvement Authority, OK Revenue
5.00% 07/01/28 - 07/01/29	$5,000,000	$5,136,713
Oklahoma City Zoological Trust, OK Revenue
4.00% 06/01/29	1,340,000	1,462,824
Washington County Rural Water District No. 3, OK Revenue
3.00% 09/15/41	3,000,000	2,555,832
		10,189,864
Oregon - 1.6%
City of Eugene Water Utility System, OR Revenue
4.00% 08/01/45	1,000,000	1,001,489
City of Portland Water System, OR Revenue
4.00% 05/01/30	2,435,000	2,465,745
Clackamas County School District No 7J Lake Oswego, OR GO,
4.00% 06/01/33	1,000,000	1,047,032
Clackamas County School District No 86 Canby, OR GO,
4.00% 06/15/40	3,470,000	3,533,651
Hillsboro School District No 1J, OR GO,
4.00% 06/15/40	1,000,000	1,015,182
Jackson County School District No. 5 Ashland, OR GO,
5.00% 06/15/31	565,000	648,072
Oregon State University, OR Revenue
5.00% 04/01/45	2,000,000	2,062,800
Port of Portland Airport, OR Revenue
5.00% 07/01/27 - 07/01/38	3,520,000	3,749,025
Port of Portland Airport, OR Revenue, Series 24-B
5.00% 07/01/29	1,000,000	1,060,775
		16,583,771
Pennsylvania - 6.9%
Allegheny County Hospital Development Authority, PA Revenue
4.00% 07/15/39	1,500,000	1,484,699
City of Philadelphia Airport, PA Revenue
4.00% 07/01/40	3,000,000	3,007,984
5.00% 07/01/28	1,000,000	1,081,602
City of Philadelphia Water & Wastewater, PA Revenue
4.00% 10/01/31	4,980,000	5,164,798
5.00% 10/01/43 - 10/01/47	15,000,000	15,856,377
City of Philadelphia, PA GO,
5.00% 02/01/24 - 08/01/36	7,105,000	7,546,421
City of Pittsburgh, PA GO,
5.00% 09/01/32	250,000	288,513
Commonwealth of Pennsylvania, PA GO,
3.50% 03/01/31	2,000,000	2,042,635
4.00% 09/15/34	1,475,000	1,517,374
5.00% 07/15/27	995,000	1,102,777
County of Montgomery, PA GO,
5.00% 01/01/38	1,945,000	2,223,921
Delaware River Joint Toll Bridge Commission, PA Revenue
5.00% 07/01/26	500,000	540,379
Delaware River Port Authority, PA Revenue
5.00% 01/01/26 - 01/01/40	4,100,000	4,442,958
General Authority of Southcentral Pennsylvania, PA Revenue
4.00% 06/01/49	3,265,000	3,011,611
Middletown Area School District, PA GO, (AGM Insured)
4.00% 03/01/36	1,000,000	1,025,697
Montgomery County Higher Education and Health Authority, PA Revenue
4.00% 09/01/49	3,000,000	2,778,284
Pennsylvania Economic Development Financing Authority, PA Revenue
4.00% 11/15/42	5,000,000	4,880,579
Pennsylvania Higher Educational Facilities Authority, PA Revenue
4.00% 08/15/41	2,000,000	2,004,740
5.00% 05/01/41	1,000,000	1,037,495
Pennsylvania State University, PA Revenue
5.00% 09/01/41 - 09/01/47	4,000,000	4,235,826
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, PA
4.00% 12/01/51	1,500,000	1,451,666
Pennsylvania Turnpike Commission, PA Revenue
5.00% 12/01/43	1,000,000	1,062,555
School District of Philadelphia, PA GO,
4.00% 09/01/38	1,750,000	1,750,458
5.00% 09/01/28	840,000	931,698
Springfield School District/Delaware County, PA GO,
4.00% 03/01/43	1,000,000	994,767
	Principal Amount	Fair Value
Upper Darby School District, PA GO, (BAM Insured)
4.00% 04/01/51	$1,000,000	$961,816
		72,427,630
Rhode Island - 0.8%
Rhode Island Health and Educational Building Corp., RI Revenue
4.00% 05/15/34	1,200,000	1,291,162
5.00% 09/01/43	5,000,000	5,033,121
Rhode Island Health and Educational Building Corp., RI Revenue (BAM Insured)
5.00% 05/15/29	200,000	228,703
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund, RI Revenue
5.00% 10/01/28 (b)	2,200,000	2,338,848
		8,891,834
South Carolina - 1.6%
Beaufort County School District, SC GO,
4.00% 03/01/33	2,200,000	2,393,616
City of Columbia Waterworks & Sewer System, SC Revenue
5.00% 02/01/47	2,425,000	2,717,345
South Carolina Public Service Authority, SC Revenue
5.00% 12/01/37 - 12/01/38	12,000,000	12,318,382
		17,429,343
Tennessee - 1.4%
City of Memphis, TN GO,
4.00% 05/01/38 - 06/01/46	9,920,000	9,923,965
County of Knox, TN GO,
3.00% 06/01/30	1,255,000	1,249,488
County of Rutherford, TN GO,
3.00% 04/01/35	2,000,000	1,941,821
Metropolitan Government of Nashville & Davidson County TN Water & Sewer, TN Revenue
5.00% 07/01/46	2,000,000	2,114,089
		15,229,363
Texas - 6.1%
Arlington Higher Education Finance Corp., TX Revenue
5.00% 08/15/28	500,000	560,765
Board of Regents of the University of Texas System, TX Revenue
5.00% 08/15/26	10,000,000	10,838,807
City of Dallas Waterworks & Sewer System, TX Revenue
5.00% 10/01/46	3,550,000	3,766,751
City of Fort Worth Water & Sewer System, TX Revenue
4.00% 02/15/35	2,530,000	2,640,051
City of Houston Combined Utility System, TX Revenue
5.00% 05/15/28	5,000,000	5,129,847
City of North Richland Hills, TX GO,
4.00% 02/15/27	1,045,000	1,107,262
Dallas Area Rapid Transit, TX Revenue
4.00% 12/01/38	500,000	504,956
Dallas Fort Worth International Airport, TX Revenue
5.25% 11/01/29	5,000,000	5,070,493
Dallas Independent School District, TX GO,
5.00% 02/15/34	560,000	634,060
Del Valle Independent School District, TX GO,
4.00% 06/15/37	500,000	518,725
Forney Independent School District, TX GO,
5.00% 08/15/39	500,000	566,902
Greater Texoma Utility Authority, TX Revenue (AGM Insured)
5.00% 10/01/35	600,000	687,662
Klein Independent School District, TX GO,
5.00% 02/01/43	500,000	541,069
Lower Colorado River Authority, TX Revenue (AGM Insured)
5.00% 05/15/30	1,000,000	1,164,238
Lower Colorado River Authority, TX Revenue
5.00% 05/15/44	2,000,000	2,095,633
Lubbock Independent School District, TX GO,
4.00% 02/15/31	1,205,000	1,266,326
Magnolia Independent School District, TX GO,
5.00% 08/15/30	1,000,000	1,171,571
McCamey Independent School District, TX GO, (AGM Insured)
5.00% 02/15/28	1,000,000	1,111,581
North Texas Tollway Authority, TX Revenue
5.00% 01/01/38 - 01/01/48	6,095,000	6,314,765
Port Authority of Houston of Harris County Texas, TX GO,
5.00% 10/01/27	1,000,000	1,111,782

See Notes to Schedule of Investments.
4	Elfun Tax-Exempt Income Fund

Elfun Tax-Exempt Income Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Principal Amount	Fair Value
Sands Consolidated Independent School District, TX GO, (BAM Insured)
5.00% 02/15/38	$1,250,000	$1,402,266
Splendora Independent School District, TX GO,
5.00% 02/15/39	1,000,000	1,148,822
State of Texas, TX GO,
4.00% 10/01/44	1,985,000	1,985,158
Texas A&M University, TX Revenue
5.00% 05/15/28	500,000	564,449
Texas Municipal Power Agency, TX Revenue (AGM Insured)
3.00% 09/01/28	275,000	276,354
Texas Transportation Commission State Highway Fund, TX Revenue
5.00% 04/01/23	5,750,000	5,750,000
Texas Water Development Board, TX Revenue
5.00% 10/15/47	5,815,000	6,468,689
		64,398,984
Utah - 1.5%
Alpine School District, UT GO,
4.00% 03/15/31	1,500,000	1,582,075
Central Valley Water Reclamation Facility, UT Revenue
3.00% 03/01/30	1,145,000	1,175,347
Central Valley Water Reclamation Facility, UT
3.00% 03/01/35	1,080,000	1,038,328
City of Salt Lake City Airport, UT Revenue
4.00% 07/01/51	2,500,000	2,314,690
5.00% 07/01/48	2,000,000	2,093,431
City of Salt Lake City Public Utilities, UT Revenue
4.00% 02/01/45	1,220,000	1,222,650
5.00% 02/01/50	3,080,000	3,325,222
Jordan Valley Water Conservancy District, UT Revenue, Series A
5.00% 10/01/46	1,540,000	1,615,640
University of Utah, UT Revenue
5.00% 08/01/42	1,685,000	1,896,050
		16,263,433
Virginia - 3.0%
Chesapeake Bay Bridge & Tunnel District, VA Revenue
5.00% 07/01/51	2,000,000	2,024,658
City of Richmond Public Utility, VA Revenue
4.00% 01/15/36	4,350,000	4,453,877
County of Fairfax Sewer, VA Revenue, Series A
4.00% 07/15/40	2,245,000	2,304,402
County of Fairfax, VA GO,
4.00% 10/01/35	6,645,000	7,002,887
University of Virginia, VA Revenue
5.00% 04/01/47	6,000,000	6,384,038
Virginia College Building Authority, VA Revenue
4.00% 09/01/35	1,000,000	1,045,813
Virginia Commonwealth Transportation Board, VA Revenue
4.00% 05/15/44	1,000,000	999,364
Virginia Resources Authority, VA Revenue
4.00% 11/01/41	5,585,000	5,673,780
5.00% 11/01/46	1,720,000	1,824,378
		31,713,197
Washington - 4.8%
City of Seattle Drainage & Wastewater Revenue, WA
4.00% 07/01/36	3,000,000	3,078,015
City of Seattle Drainage & Wastewater, WA Revenue
4.00% 10/01/35 - 09/01/51	5,590,000	5,610,168
5.00% 07/01/52	1,000,000	1,100,276
City of Seattle Municipal Light & Power Revenue, WA
4.00% 09/01/35	1,000,000	1,033,545
City of Spokane, WA GO,
3.13% 12/01/33	1,260,000	1,257,292
City of Tacoma Electric System, WA Revenue
5.00% 01/01/46	2,000,000	2,192,297
County of King Sewer, WA Revenue
5.00% 07/01/28	1,060,000	1,090,927
County of King, WA GO,
4.00% 12/01/31 - 12/01/34	3,950,000	4,071,020
King & Snohomish Counties School District No 417 Northshore, WA GO,
5.00% 12/01/34	1,500,000	1,570,847
	Principal Amount	Fair Value
King County School District No 410 Snoqualmie Valley, WA GO,
4.00% 12/01/36	$1,000,000	$1,019,584
King County School District No 414 Lake Washington, WA GO,
4.00% 12/01/33	3,650,000	3,815,798
Port of Seattle, WA Revenue
5.00% 04/01/29 - 08/01/42	5,485,000	5,894,580
Port of Tacoma, WA GO,
5.00% 12/01/28	1,290,000	1,406,951
Spokane County School District No 356 Central Valley, WA GO,
4.00% 12/01/31	2,605,000	2,763,566
State of Washington, WA GO,
4.00% 07/01/27	1,175,000	1,256,894
5.00% 07/01/24 - 02/01/48	8,845,000	9,656,635
State of Washington, WA
5.00% 08/01/30	2,325,000	2,572,333
Vancouver Library Capital Facilities Area, WA GO,
4.00% 12/01/27	1,000,000	1,048,362
		50,439,090
Wisconsin - 0.8%
Public Finance Authority, WI Revenue
5.00% 07/01/27	500,000	525,140
State of Wisconsin, WI GO,
4.00% 05/01/30 - 05/01/40	2,675,000	2,744,743
5.00% 05/01/33 - 05/01/38	4,075,000	4,248,257
Wisconsin Department of Transportation, WI Revenue
5.00% 07/01/38 (a)	500,000	586,756
		8,104,896
Total Municipal Bonds and Notes (Cost $1,065,631,585)		1,044,450,932
Short-Term Investments - 0.6%
State Street Institutional Treasury Plus Fund - Premier Class 4.69% (c)(d) (Cost $5,920,446)	5,920,446	5,920,446
Total Investments (Cost $1,071,552,031)		1,050,371,378
Other Assets and Liabilities, net - 0.6%		6,861,949
NET ASSETS - 100.0%		$1,057,233,327
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced ("TBA") in the future.
(b)	Pre-refunded bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and are used to pay principal and interest on the tax-exempt issue to retire the bonds at the earliest refunding date.
(c)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of March 31, 2023.
*	Less than 0.05%.

Abbreviations:
BAM - Build America Mutual Assurance Company
NPFG - National Public Finance Guaranty Corporation

See Notes to Schedule of Investments.
Elfun Tax-Exempt Income Fund	5

Elfun Tax-Exempt Income Fund
Schedule of Investments
March 31, 2023 (Unaudited)

The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2023:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds and Notes	$—	$1,044,450,932	$—	$1,044,450,932
Short-Term Investments	5,920,446	—	—	5,920,446
Total Investments in Securities	$5,920,446	$1,044,450,932	$—	$1,050,371,378

Affiliate Table

	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Institutional Treasury Plus Fund - Premier Class	15,874,392	$15,874,392	$43,785,424	$53,739,370	$—	$—	5,920,446	$5,920,446	$89,078
See Notes to Schedule of Investments.
6	Elfun Tax-Exempt Income Fund

Elfun Tax-Exempt Income Fund
Notes to Schedule of Investments
March 31, 2023 (Unaudited)

Security Valuation
The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
•Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of March 31, 2023 is disclosed in the Fund’s Schedule of Investments.
7